July 19, 2012

United States Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

RE:	XBRL Supplement of Thrivent Mutual Funds (the “Registrant”)

Ladies and Gentlemen:

For filing is a supplement, in XBRL format, to the Registrant’s prospectuses dated February 28, 2012. If you have any questions or comments regarding the foregoing, please contact me at (612) 844-5704. Thank you.

Very truly yours,

/s/ John L. Sullivan

John L. Sullivan
Senior Counsel